Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Changes in the carrying amount of goodwill
Balance at the beginning of year	$ 22,898	¥ 159,409	¥ 147,639
Increase in goodwill related to acquisitions during the year	10,427	72,598	11,770
Accumulated impairment loss	0	0	0
Balance at the end of year	$ 33,325	¥ 232,007	¥ 159,409